Document and Entity Information Document	Sep. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2020
Entity Registrant Name	CLARIVATE PLC
Entity Central Index Key	0001764046
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-38911
Entity Address, Address Line One	Friars House 160 Blackfriars Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 8EZ
Entity Address, Country	GB
City Area Code	44
Local Phone Number	207-433-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	CCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true